UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C.  20549

                                   FORM N-CSR

             CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES
Investment Company Act file number          811-4204
                                            --------

     PC&J Preservation Fund
     ----------------------
     (Exact name of registrant as specified in charter)

     120 West Third Street, Suite 300, Dayton, Ohio  45402-1819
     ----------------------------------------------------------
     (Address of principal executive offices)          (Zip code)

     PC&J Service Corp., 120 West Third Street, Suite 300, Dayton, Ohio
     ------------------------------------------------------------------
45402-1819
----------
     (Name and address of agent for service)

Registrant's telephone number, including area code:          937-223-0600
                                                             ------------

Date of fiscal year end:     December 31
                             -----------

Date of reporting period:  June 30, 2009
                           -------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information
under the clearance requirements of 44 U.S.C.   3507.

ITEM 1.  REPORTS TO STOCKHOLDERS.

PC&J PRESERVATION
FUND

Semi-Annual Report to Shareholders
June 30, 2009




























The PC&J Preservation Fund is a registered investment company under the Investment Company Act of 1940 and is regulated by the Securities and Exchange Commission. The enclosed Semi-Annual Report is for your information and is provided to you in compliance with ongoing Securities and Exchange Commission regulations. This report requires no action on your part. Please give us a call if you have any questions (888-223-0600).

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
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PC&J PRESERVATION FUND
----------------------

FINANCIAL  HIGHLIGHTS

The information contained in the table below for the years ended December 31, 2008, 2007, 2006, 2005, and 2004, has been derived from data contained in financial statements examined by Deloitte & Touche LLP, an independent registered public accounting firm. The information for the six months ended June 30, 2009, has been derived from data contained in the unaudited financial statements but which are believed to include all adjustments necessary for a fair presentation. Such information should be read in conjunction with the enclosed financial statements.




                                         Period Ended
                                           June 30,                   Years Ended December 31,
Selected Data for Each Share of Capital      2009       2008        2007        2006        2005        2004
Stock Outstanding Throughout the Period   (Unaudited)

NET ASSET VALUE-BEGINNING OF PERIOD        $ 9.43     $ 10.48     $ 10.39     $ 10.52     $ 10.74     $ 10.88

Income from investment operations:
   Net investment income                     0.25        0.52        0.52        0.53        0.49        0.44
   Net realized and unrealized
      gain (loss) on securities              0.49       (1.05)       0.09       (0.12)      (0.23)      (0.14)

TOTAL FROM INVESTMENT OPERATIONS             0.74       (0.53)       0.61        0.41        0.26        0.30

Less distributions:
   From net investment income               (0.00)      (0.52)      (0.52)      (0.54)      (0.48)      (0.44)

TOTAL DISTRIBUTIONS                         (0.00)      (0.52)      (0.52)      (0.54)      (0.48)      (0.44)

NET ASSET VALUE-END OF PERIOD             $ 10.17      $ 9.43     $ 10.48     $ 10.39     $ 10.52     $ 10.74


TOTAL RETURN                                 7.85%     (5.00%)       5.83%       3.86%       2.44%       2.72%

RATIOS TO AVERAGE NET ASSETS
   Expenses                                  1.09%*      1.10%       1.10%       1.10%       1.10%       1.02%
   Net investment income                     5.26%*      4.96%       4.58%       4.49%       4.04%       3.83%

Portfolio turnover rate                     27.46%*     65.51%      31.76%       5.99%      16.10%      37.75%

Net assets at end of period (000's)       $11,774     $10,953     $12,078     $12,923     $15,444     $17,328











* Annualized




See  notes  to  financial  statements.

PC&J PRESERVATION FUND
----------------------

SCHEDULE OF INVESTMENTS
JUNE 30, 2009
(UNAUDITED)



                                           PERCENT
                                            OF NET     PRINCIPAL
SECURITY                                    ASSETS       AMOUNT        VALUE
---------------------------------------    --------    ----------    ----------

U.S. AGENCY OBLIGATIONS:

Maturity of 10 - 15 years:                     4.5%
 Federal Home Ln Mtg. Corp. Step-up, 1
   5.250%, due 06-12-23                                $  400,000    $  402,687
 Federal Home Ln Mtg. Corp. Step-up, 1
   4.000%, due 03-12-24                                   124,000       122,713


TOTAL U.S. AGENCY OBLIGATIONS
 (Cost $524,000)                                                        525,400


U.S. CORPORATE OBLIGATIONS:

Maturity of less than 1 year:                  0.7
 Ryder System Inc.,
   4.625%, due 04-01-10                                    80,000        79,892


Maturity of 1 - 5 years:                      11.6
 Duke Energy,
   7.875%, due 08-16-10                                   125,000       130,190
 Arrow Electronics Inc.,
   9.150%, due 10-01-10                                   100,000        99,843
 Oneok Inc.,
   7.125%, due 04-15-11                                   105,000       110,256
 Western Union Co.,
   5.400%, due 11-17-11                                   100,000       104,236
 AOL Time Warner Inc.,
   6.875%, due 05-01-12                                   210,000       224,054
 Bunge Ltd. Finance Corp.,
   7.800%, due 10-15-12                                   100,000       102,165
 Fiserv Inc.,
   6.125%, due 11-20-12                                   100,000       103,880
 Alcoa Inc.,
   5.375%, due 01-15-13                                   250,000       245,078
 Arcelormittal.,
   5.375%, due 06-01-13                                   130,000       124,341
 Rio Tinto Finance USA Ltd.,
   5.875%, due 07-15-13                                   105,000       105,621
 Lehman Bros Holdings Inc., 6
   4.800%, due 03-13-14                                   148,000        21,830

                                                                      1,371,494


Maturity of 5 - 10 years:                     14.5
 HSBC Finance Corp.,
   6.000%, due 08-15-14                                   275,000       270,086



See notes to financial statements.

PC&J PRESERVATION FUND
----------------------

SCHEDULE OF INVESTMENTS (Continued)
JUNE 30, 2009
(UNAUDITED)



                                               PERCENT
                                                OF NET     PRINCIPAL
SECURITY                                        ASSETS       AMOUNT        VALUE

U.S. CORPORATE OBLIGATIONS (Cont'd):

 Bear Stearns Cos. Inc.,
   5.700%, due 11-15-14                                    $  162,000    $  166,665
 OGE Energy Corp.,
   5.000%, due 11-15-14                                       250,000       233,320
 Nabisco Inc.,
   7.550%, due 06-15-15                                       100,000       101,311
 Alltel Corp.,
   7.000%, due 03-15-16                                       100,000       108,159
 Goldman Sachs Group Inc.,
   5.625%, due 01-15-17                                       350,000       325,826
 Terex Corp.,
   8.000%, due 11-15-17                                       250,000       192,187
 Merrill Lynch Co. Inc.,
   6.500%, due 07-15-18                                       230,000       207,186
 Conoco Philips
   5.750%, due 02-01-19                                       100,000       105,078

                                                                          1,709,818

Maturity of 10 - 15 years:                         8.2%
 General Electric Capital Corp. Step-Up 1,
   4.875%, due 10-28-21                                       200,000       188,189
 Toyota Motor Credit Corp. Curve Accr'l 2,
   8.000%, due 12-21-21                                       125,000       122,500
 Toyota Motor Credit Corp. Curve Accr'l 2,
   8.000%, due 01-18-22                                        50,000        49,000
 Toyota Motor Credit Corp. Curve Accr'l 2,
   8.000%, due 02-01-22                                       175,000       171,500
 Dow Chemical Co.,
   7.375%, due 03-01-23                                       200,000       190,925
 Morgan Stanley Curve Accrual 2,
   8.375%, due 04-25-23                                       250,000       240,000

                                                                            962,114


TOTAL U.S. CORPORATE OBLIGATIONS
 (Cost $4,332,310)                                35.0                    4,123,318


TAXABLE MUNICIPAL OBLIGATIONS: 3

Maturity of less than 1 year:                      1.2
 Dayton, OH Econ. Dev. Taxable
   Bonds, 6.380%, due 12-01-09                                140,000       142,465





See notes to financial statements.

------
PC&J PRESERVATION FUND
----------------------

SCHEDULE OF INVESTMENTS (Continued)
JUNE 30, 2009
(UNAUDITED)



                                             PERCENT
                                              OF NET     PRINCIPAL
SECURITY                                      ASSETS       AMOUNT        VALUE

TAXABLE MUNICIPAL OBLIGATIONS (Cont'd): 3
Maturity of 1 - 5 years:                         5.7%
 New York State Hsg. Fin. Agy. Bonds,
   4.810%, due 09-15-13                                  $   90,000    $   91,897
 Dayton, OH Taxable Bonds,
   6.500%, due 11-01-13                                     250,000       250,000
 Nebraska Public Power Dist. Rev.,
   5.140%, due 01-01-14                                     310,000       325,996

                                                                          667,893

Maturity of 5 - 10 years:                        5.0
 Reeves County TX COP,
   6.550%, due 12-01-16                                     115,000        92,562
 Hazelwood MO ID Authority Rev.,
   5.640%, due 02-01-18                                     150,000       149,691
 Maryland Heights MO Tax Incremnt Rev,
   7.000%, due 09-01-18                                     200,000       201,216
 Portland OR Weekly Auction Notes, 4
   0.315%, due 06-01-19 7                                   150,000       150,000

                                                                          593,469


Maturity of 10 - 20 years:                      14.8
 Hudson County NJ Lease Rev.,
   7.950%, due 09-01-19                                     300,000       303,213
 Dekalb Cnty. GA Dev. Auth. Rev.,
   6.875%, due 03-01-20                                     275,000       274,959
 Michigan State,
   6.950%, due 11-01-20                                     110,000       121,664
 Hopkins MN GO,
   7.100%, due 02-01-21                                     150,000       150,099
 New York NY,
   6.491%, due 03-01-21                                     125,000       132,181
 Minneapolis & St. Paul Met. GO Rev.,
   6.850%, due 01-01-22                                     295,000       310,948
 San Bernardino Cnty. CA Pension Oblig.,
   6.020%, due 08-01-23                                     250,000       248,528
 Ohio State Dev. Assistance,
   5.670%, due 10-01-23                                     100,000       101,389
 Pennsylvania Turnpike,
   7.470%, due 06-01-25                                     100,000        97,011

                                                                        1,739,992






See notes to financial statements.

PC&J PRESERVATION FUND
----------------------

SCHEDULE OF INVESTMENTS (Continued)
JUNE 30, 2009
(UNAUDITED)



                                            PERCENT
                                             OF NET     PRINCIPAL
SECURITY                                     ASSETS       AMOUNT        VALUE

Maturity of 20 - 30 years:                      4.8%
 Alameda Corridor Trans. Auth. CA,
   6.600%, due 10-01-29                                 $  200,000    $  201,356
 Frisco TX COP,
   6.375%, due 02-15-33                                    360,000       361,505

                                                                         562,861


TOTAL TAXABLE MUNICIPAL
 OBLIGATIONS (Cost $3,733,884)                 31.5                    3,706,680


TOTAL U.S. AGENCY, U.S. CORPORATE
       AND TAXABLE MUNICIPAL
       OBLIGATIONS
 (Cost $8,590,194)                             71.0%                  $8,355,398


LEASE ASSIGNMENTS:                              1.7
 PHS Indian Health Service Lease 2, 4
   7.000%, due 05-01-10                                                   57,489
 Ford Motor Co. ESA Lease 2, 4
   12.524%, due 06-01-13                                                 140,615


TOTAL LEASE ASSIGNMENT
 (Cost $228,666)                                                         198,104


WARRANTS:                                       1.6
 X-Alpha Call Warrants                                      22,500       193,050

TOTAL WARRANTS
 (Cost $224,438)                                                         193,050


NON-CONVERTIBLE PREFERRED STOCK:                6.5     SHARES
                                                        ----------
 Annaly Cap. Mgt. Inc. Pfd. A, 7.875%                        5,000       113,251
 FPL Group Cap. Tr. I Pfd., 5.875%                           5,300       125,080
 Georgia Power Cap. Tr. VII Pfd., 5.875%                     5,200       126,880
 JP Morgan Chase Cap. XVI Pfd., 6.350%                       5,200       111,540
 Lincoln Natl. Cap. VI. Pfd. F, 6.750%                       5,200        92,560
 Metlife Inc. Pfd. B, 6.500%                                 5,200       106,860
 Powershares ETF Trust Finl. Pfd.                            5,900        85,727


TOTAL NON-CONVERTIBLE PREFERRED
 STOCK (Cost $860,447)                                                   761,898





See notes to financial statements.

PC&J PRESERVATION FUND
----------------------

SCHEDULE OF INVESTMENTS (Concluded)
JUNE 30, 2009
(UNAUDITED)



                                           PERCENT
                                            OF NET     PRINCIPAL
SECURITY                                    ASSETS      AMOUNT         VALUE

EXCHANGE TRADED DEBT:                          5.0%    SHARES
                                                       ---------
 AT&T Inc. Senior Notes, 6.375%                            5,000    $   127,450
 Comcast Corp. Notes, 6.625%                               5,400        116,516
 General Elec. Cap. Corp. Pines, 6.100%                    5,000        110,400
 Metlife Inc. Senior Notes, 5.875%                         5,175        124,200
 Viacom Inc. Senior Notes, 6.850%                          5,544        115,149


TOTAL EXCHANGE TRADED DEBT
 (Cost $615,586)                                                        593,715


INVESTMENT COMPANIES:                         13.1
 Highland Floating Rate A 4                               35,270        199,278
 Oppenheimer Senior Floating Rate A 4                     36,400        253,345
 Templeton Income Trust Global Bond A                     37,594        443,233
 Vanguard Money Market Reserves                          600,000        600,000
 First American Treasury Obligations                      42,761         42,760


TOTAL INVESTMENT COMPANIES
 (Cost $1,777,761)                                                    1,538,616


TOTAL INVESTMENTS
 (Cost $12,297,092) 5                         98.9                   11,640,781


OTHER ASSETS LESS LIABILITIES                  1.1                      133,610


NET ASSETS                                   100.0%                 $11,774,391










1 Interest rates listed for step-up bonds are the rates as of June 30, 2009.
2 Security valued according to "good faith pricing" guidelines.  (See Note A)
3 Some municipal obligations have a credit enhancement feature which produces a credit quality comparable to that of a same-rated corporate bond.
4 Security has been deemed illiquid.
5 Represents cost for federal income tax and book purposes and differs from value by net unrealized appreciation (depreciation). (See Note D)
6 Security is in default as of June 30, 2009.
7 Variable interest rate.  Interest rate listed is the rate as of June 30, 2009.

See notes to financial statements.

PC&J PRESERVATION FUND
----------------------

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2009
(UNAUDITED)



ASSETS:
Investments in securities, at market value
 (Cost basis - $12,297,092) (Notes A & D)                            $11,640,781
Receivables - Dividend and Interest                                      149,050
Receivables - Fund shares sold                                               137

Total assets                                                          11,789,968

LIABILITIES:
Accrued expenses (Note B)                                                (10,463)
Deferred revenue                                                          (5,114)

Total liabilities                                                        (15,577)


NET ASSETS                                                           $11,774,391
                                                                     ------------



SHARES OUTSTANDING (Unlimited authorized shares - no par value):
 Beginning of period                                                   1,161,632
 Net decrease  (Note C)                                                   (3,635)

 End of period                                                         1,157,997



NET ASSET VALUE, offering price and redemption price per share       $     10.17



NET ASSETS CONSIST OF:
 Paid in capital                                                     $12,435,852
 Net unrealized depreciation on investments                             (656,311)
 Undistributed net investment income                                     296,761
 Accumulated net realized loss on investments                           (301,911)

 Net Assets                                                          $11,774,391

















See notes to financial statements.

PC&J PRESERVATION FUND
----------------------

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2009
(UNAUDITED)



INVESTMENT INCOME (Note A):
 Interest                                                       $291,234
 Dividends                                                        60,130

Total Investment Income                                          351,364

EXPENSES (Note B):
 Investment advisory fee                                          27,435
 Management fee                                                   32,923

Total expenses                                                    60,358


NET INVESTMENT INCOME                                            291,006


REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS (Note D):
 Net realized loss on investments                                   (279)
 Change in unrealized depreciation of investments                567,345

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS           567,066


NET INCREASE IN NET ASSETS FROM OPERATIONS                      $858,072




























See notes to financial statements.

PC&J PRESERVATION FUND
----------------------

STATEMENTS OF CHANGES IN NET ASSETS




                                                                For The Six Months         For the Year
                                                                      Ended                  Ended
                                                                  June 30, 2009        December 31, 2008
                                                                   (Unaudited)

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
             Net investment income                              $   291,006            $   576,590
             Net realized gain/(loss) on investments                   (279)                 6,317
             Change in unrealized depreciation of investments       567,345             (1,158,885)

Net increase in net assets from operations                          858,072               (575,978)

DISTRIBUTIONS TO SHAREHOLDERS:
             From net investment income                                   0               (576,423)

Net decrease in assets from distributions to shareholders                 0               (576,423)

INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 CAPITAL SHARE TRANSACTIONS (Note C)                                (36,268)                26,735

Total decrease in net assets                                        821,804             (1,125,666)

NET ASSETS:
              Beginning of year                                  10,952,587             12,078,253

              End of period                                     $11,774,391            $10,952,587




UNDISTRIBUTED NET INVESTMENT INCOME                             $   296,761     $            5,755























See notes to financial statements.

------

PC&J PRESERVATION FUND
----------------------

NOTES TO FINANCIAL STATEMENTS
FOR THE SIX MONTHS ENDED JUNE 30, 2009
(UNAUDITED)

A.  SUMMARY  OF  SIGNIFICANT  ACCOUNTING  POLICIES
PC&J Preservation Fund (the "Fund") commenced operations on April 30, 1985, as a no-load, open-end, diversified investment company. It is organized as an Ohio business trust and is registered under the Investment Company Act of 1940 ("1940 Act"). The investment objective of the Fund is the generation of income and the preservation of capital.
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to make estimates or assumptions that affect the reported amounts of assets and liabilities, disclosures of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.
(1) Security Valuations - Fixed income securities, both short-term and long-term, are generally valued by using market quotations, or a matrix methodology (including prices furnished by a pricing service) when Parker Carlson & Johnson, Inc. (the "Adviser") believes such prices accurately reflect the fair value of such securities. The matrix pricing methodology utilizes yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Adviser decides through the due diligence process that the market quotation does not accurately reflect current value or that prices cannot be readily estimated using the matrix methodology, or when restricted or illiquid securities are being valued, or when unique investment structures have no widely adopted benchmarks, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review by the Board of Trustees (the "Trustees"). It is incumbent upon the Adviser to consider all appropriate factors relevant to the value of securities for which market quotations are not readily available. No single standard for determining fair value can be established, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for the securities upon their current sale. Methods which are in accordance with this principle may, for example, be based on a multiple of earnings, or a discount from market of a similar, freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers), or yield to maturity with respect to debt issues, or a combination of these and other methods.
In September 2006, the Financial Accounting Standards Board issued Interpretation No. 157 ("FAS 157"), Fair Value Measurements. FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements, effective for the Fund's current fiscal period.
Various inputs may be used to determine the value of the Fund's investments. These inputs are summarized in three broad levels:
Level  1  -  quoted  prices  in  active  markets  for  identical  securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 - significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

PC&J PRESERVATION FUND
----------------------

NOTES TO FINANCIAL STATEMENTS (Continued)
FOR THE SIX MONTHS ENDED JUNE 30, 2009
(UNAUDITED)

PC&J PRESERVATION FUND
----------------------

NOTES TO FINANCIAL STATEMENTS (Continued)
FOR THE SIX MONTHS ENDED JUNE 30, 2009
(UNAUDITED)

The following table summarizes the inputs used to value the Fund's net assets as of June 30, 2009.



Valuation Inputs                                                       Investments in Securities ($000)
Level 1 - Quoted Prices                                                $                         10,460
Level 2 - Other Significant Observable Inputs                                                     1,124
Level 3 - Significant Unobservable Inputs                                                            57
   Total                                                               $                         11,641
                                                                       ---------------------------------


                                                                                            Measurements
                                                                               Using Unobservable Inputs
$ in 000s                                                                                      (Level 3)

                                                                                              Securities


Beginning Balance 12-31-2008                                           $                             92

Total gains or losses (realized/unrealized) included in earnings                                      1

Purchases, sales, issuances, settlements and return of capital (net)                                -36

Transfers in and/or out of Level 3                                                                    0

Ending Balance 6-30-2009                                               $                             57


The amount of total gains or losses for the period included in earnings (or changes in net assets) attributable to the change in unrealized gains or losses relating to assets still held at the
reporting date                                                         $                              1
                                                                       =================================


Gains and losses (realized and unrealized) included in earnings
(or changes in net assets) for the period are reported in trading revenues as follows:

Total gains or losses included in earnings (or changes in net
assets) for the period                                                 $                              1

Change in unrealized gains or losses relating to assets still held
 at reporting date                                                     $                              1

PC&J PRESERVATION FUND
----------------------

NOTES TO FINANCIAL STATEMENTS (Continued)
FOR THE SIX MONTHS ENDED JUNE 30, 2009
(UNAUDITED)

(2) Federal Income Taxes - The Fund has elected to be treated as a regulated investment company and intends to continue to comply with the requirements under Subchapter M of the Internal Revenue Code and to distribute all, or substantially all, of its net investment income and net realized gains on security transactions. Accordingly, no provision for federal income or excise taxes has been made in the accompanying financial statements. As of December 31, 2008, the Fund has a capital loss carry forward of $301,632, of which $98,440 can be carried forward through 2011, $35,450 through 2012, $29,688 through 2013, $120,473 through 2014 and $17,581 through 2015. These losses can be used to offset future gains. The Fund reclassified $145,954 against paid-in-capital as a result of the expiration of a capital loss carry forward originating in 2000. See Note E for further disclosure regarding adoption of FASB Interpretation 48. The adoption has no material impact on the financial statements; furthermore, management anticipates no impact on future financial statements.
(3) Other - Security transactions are accounted for on the date the securities are purchased or sold, (trade date). All premiums and discounts are amortized or accreted for financial and tax reporting purposes using the effective interest rate method. Realized gains and losses on sales are determined using the specific lot method. Dividends to shareholders from net investment income and net realized capital gains are declared and paid annually. Interest income is accrued daily. Dividend income is recorded on the ex-dividend date. Paydown gains and losses on mortgage and asset-backed securities are presented as interest income. Net investment losses, if any, for tax purposes are reclassified to paid in capital.
The Fund indemnifies the Trustees and officers of the Fund for certain liabilities that might arise from the performance of their duties to the Fund.

B.  INVESTMENT  ADVISORY  AGREEMENT  AND  MANAGEMENT  AGREEMENT
     The Fund has an investment advisory agreement (the "Agreement") with the Adviser, whereby the Fund pays the Adviser a monthly advisory fee, accrued daily, based on an annual rate of 0.5% of the daily net assets of the Fund. Investment advisory fees were $27,435 for the six months ended June 30, 2009. The Fund has a management agreement with PC&J Service Corp. ("Service Corp."), which is wholly owned by the shareholders of the Adviser. The Fund pays Service Corp. for the overall management of the Fund's business affairs, exclusive of the services provided by the Adviser, and functions as the Fund's transfer and dividend disbursing agent. Service Corp. pays all expenses of the Fund (with certain exclusions), including Trustee fees of $2,000 for the six months ended June 30, 2009.
Service Corp. is entitled to a monthly fee, accrued daily, based on an annual rate of 0.6% of the daily net assets of the Fund. Management fees were $32,923 for the six months ended June 30, 2009.
Certain officers and Trustees of the Fund are officers and directors, or both, of the Adviser and of Service Corp.

PC&J PRESERVATION FUND
----------------------

NOTES TO FINANCIAL STATEMENTS (Continued)
FOR THE SIX MONTHS ENDED JUNE 30, 2009
(UNAUDITED)

C.  CAPITAL  SHARE  TRANSACTIONS



                     For the Six Months Ended
                           June 30, 2009                     For the Year Ended
                           (Unaudited)                        December 31, 2008
  ------------------------------    -------------------
                                    Shares       Dollars         Shares       Dollars
                                    ---------    ----------      ---------    ------------
  Subscriptions                        63,266     $ 602,985        132,165     $ 1,356,449
  Reinvestment of distributions             0             0         61,452         576,423
                                       63,266       602,985        193,617       1,932,872
                                    ---------    ----------      ---------    ------------
  Redemptions                         (66,901)     (639,253)      (184,622)     (1,906,137)

  Net decrease                         (3,635)    $ (36,268)         8,995     $    26,735

D.  INVESTMENT  TRANSACTIONS
Securities purchased and sold (excluding short-term obligations and long-term U.S. Government securities) for the six months ended June 30, 2009, aggregated $1,653,861 and $583,350, respectively. Purchases and sales of long-term U.S. Government Securities for the six months ended June 30, 2009, aggregated $124,000 and $800,000, respectively.
At June 30, 2009, gross unrealized appreciation on investments was $143,557 and gross unrealized depreciation on investments was $799,868 for a net unrealized
depreciation  of  $656,311  for                                   financial
reporting  and  federal  income  tax  purposes.

E.  FEDERAL  TAX  DISCLOSURE
                      Tax Character of Distributions Paid



       For the Year Ended December 31, 2008                  For the Year Ended December 31, 2007
-------------------------------------  -------------------------------------

Ordinary Income   Capital Gains   Total Distribution   Ordinary Income   Capital Gains   Total Distribution
---------------   -------------   ------------------   ---------------   -------------   ------------------
$       576,423   $           0   $           576,423  $       566,481   $           0   $          566,481
===============   =============   ===================   ==================  ===================  ================





                      Tax Basis of Distributable Earnings
                            As of December 31, 2008




Undistributed Ordinary Income   Undistributed Accumulated Realized Losses    Unrealized Depreciation
------------------------------  -------------------------------------------  -------------------------
$                       5,755   $                                ( 301,632)  $             (1,223,656)
==============================  ===========================================  =========================

PC&J PRESERVATION FUND
----------------------

NOTES TO FINANCIAL STATEMENTS (Continued)
FOR THE SIX MONTHS ENDED JUNE 30, 2009
(UNAUDITED)

The percentage of ordinary income dividends that are eligible for the reduced rate attributed to qualified dividend income under the Jobs and Growth Tax Relief & Reconciliation Act of 2003 is 9.6%.
In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation 48 ("FIN 48"), Accounting for Uncertainty in Income Taxes. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return, and is effective for the Fund's fiscal year beginning January 1, 2007. Management has analyzed the Fund's tax positions taken on federal income tax returns for all open tax years (tax years ended December 31, 2005-2008) for purposes of implementing FIN 48, and has concluded that as of June 30, 2009, no provision for income tax would be required in the Fund's financial statements.

F.  RENEWAL  OF  INVESTMENT  ADVISORY  AGREEMENT
The investment advisory agreement between the Fund and the Adviser (the "Agreement") was renewed by the Board of Trustees at a meeting held on February 18, 2009. In determining whether to approve the Agreement, the Trustees reviewed the following: the nature of the Adviser's business; the performance of the Fund and the Adviser; the Adviser's personnel and operations; the nature, quality and extent of the investment advisory services provided by the Adviser to the Fund; the cost of the services and the profit to be realized by the Adviser; a comparison of the fees paid by other funds and accounts; and economies of scale and other benefits to the Funds and the Adviser.

The Trustees reviewed a description of the Adviser's business and a copy of the Adviser's most recent registration statement on Form ADV. The Trustees noted that the Fund is used as an investment vehicle for the Adviser's management clients, not as a stand-alone product. The Fund was created in order to efficiently manage the assets of the Adviser's smaller account relationships and the Fund's shareholders receive many of the same advice and planning services, at no additional cost, as the Adviser's non-Fund clients. The representatives of the Adviser explained that understanding the nature of the Adviser's business is important in reviewing the Fund's performance and advisory fees. The Trustees also reviewed the Adviser's balance sheet dated as of December 31, 2008, and income statement for the year ended December 31, 2008, and concluded that the Adviser had adequate financial resources to provide the necessary services to the Fund. The Trustees also considered the services provided by PC&J Service Corp. ("Service Corp."), a wholly owned subsidiary of the Adviser. The Adviser explained that Service Corp., the Funds' transfer agent, fund accountant, and dividend disbursing agent, was formed to provide transfer agency services to the Fund in a cost efficient manner. The Trustees reviewed Service Corp.'s balance sheet dated as of December 31, 2008, and income statement for the year ended December 31, 2008, and concluded that Service Corp. had adequate financial resources to provide the necessary services to the Fund.

Next, the Trustees reviewed the Adviser's personnel and operations. The organizational chart of all professional personnel performing services for the Fund was next reviewed, as well as a breakout of the amount of time spent on the Fund's activities as compared to the amount of time spent on other activities. Following this review, the Trustees concluded that the Adviser's personnel staffing was adequate to provide the necessary services to the Fund, and that the quality of the services provided by the Adviser to the Fund is excellent.

The Trustees then compared the Fund's returns with benchmark indices. The Trustees noted that the Fund does not have a pre-defined peer group or specific investment style like many other mutual funds. Mr. Johnson explained that because the Adviser often is the sole investment adviser for a client/shareholder, and the Fund serves as the investment vehicle for the Adviser's clients, the Adviser takes a broader view than a specific investment mandate.

PC&J PRESERVATION FUND
----------------------

NOTES TO FINANCIAL STATEMENTS (Continued)
FOR THE SIX MONTHS ENDED JUNE 30, 2009
(UNAUDITED)

The Trustees compared the Fund's average total returns with comparable benchmarks. Ms. Carlson reviewed with the Trustees the recent and long-term performance of the Fund, compared to benchmarks and funds of similar size and strategy, during the portfolio review earlier in the meeting. The Trustees concluded that the performance of the Fund was acceptable based on this review.

The Trustees then turned their attention to the nature, quality and extent of the services provided to the Fund. In addition to reviewing the professional personnel involved in providing advisory services to the Fund, the Trustees reviewed (i) the Adviser's compliance programs, including the Adviser's practices for monitoring compliance with the Fund's investment limitations; (ii) the business background and experience of the Adviser's Chief Compliance Officer; (iii) examinations of the Adviser by state or Federal regulators during the period since the last renewal of the Agreement; (iv) any material litigation or administrative actions involving the Adviser or its affiliates, of which there were none; and (v) the Adviser's currently effective Code of Ethics adopted earlier in this meeting pursuant to Rule 17j-1. The Trustees reviewed the certification from the Adviser that the employees of the Adviser have complied with the Adviser's Code of Ethics and that the Adviser has procedures in place to prevent violations of its Code of Ethics. The Trustees concluded that they were satisfied with the compliance programs of the Adviser. Based on the materials presented and their experiences with the Adviser, the Trustees concluded that the nature, quality and extent of the services provided by the Adviser are excellent in light of the objective and strategy of the Fund, and were consistent with the Board's expectations.

The Trustees also considered the cost to the Adviser and Service Corp. of providing the services and the profits realized by the Adviser and Service Corp. In reviewing the Adviser's profitability, the Trustees considered and reviewed the information in the Board materials which included the allocation of expenses to the Adviser, including the method of allocating indirect and overhead costs with respect to the Fund; a comparison of the Adviser's overall profitability with the profitability of other investment advisers; and material payments by the Fund to the Adviser, other than the fees paid pursuant to the Agreement. The Trustees also reviewed a comparison matrix of service provider fees provided by Thompson Hine. This matrix included transfer agency, fund accounting and administration fees paid by other mutual funds. After this review, the Trustees concluded that the allocation of expenses was reasonable, the profitability of the Adviser consolidated with the profitability of Service Corp. was below the average of other investment advisers, and the service provider fees charged by Service Corp. were reasonable in light of the high level of services provided.

Next, the Trustees considered whether the compensation payable to the Adviser was reasonable in comparison to fees paid by other funds in the Fund's peer group and in absolute terms. In doing so, the Trustees reviewed (i) the current advisory fee schedule, actual dollar payments and any proposed changes; (ii) an advisory fee comparison with the advisory fee of similar sized funds; (iii) a comparison of advisory fees paid by the Fund under the Agreement with fees paid to the Adviser by other comparable accounts managed by the Adviser; and (iv) a comparison of the expense ratio of the Fund with the expense ratio of funds in the peer group. Ms. Carlson informed the Trustees that, because of the nature of the relationship between the Adviser and the shareholder/clients, the level of service received by shareholders, in her opinion, exceeded the "average service" provided by advisers to other mutual funds. She stated that the Adviser provides shareholder reporting tailored to specific client needs, provides performance and cost information, and makes the Fund's manager available for shareholder questions. She explained that these services are embodied in its advisory fee. In addition, Ms. Carlson noted that small, individually managed accounts would be subject to a minimum fee that would exceed the 0.5% advisory fee charged through the Fund. The Trustees noted that a better fee/expense comparison is total expenses paid by comparable funds, since the Fund's advisory fee is all-inclusive with no front-end, deferred or redemption fees. Based on the information presented, the Trustees concluded that the Adviser's fees were reasonable.

PC&J PRESERVATION FUND
----------------------

NOTES TO FINANCIAL STATEMENTS (Concluded)
FOR THE SIX MONTHS ENDED JUNE 30, 2009
(UNAUDITED)

Next, the Trustees reviewed the economies of scale associated with managing the Fund, the appropriateness of fee breakpoints, and benefits that accrue to the Adviser as a result of its relationship with the Fund. The Trustees concluded that as the Fund grows, adding breakpoints to benefit from realized economies of scale could be appropriate, but that such considerations are not yet relevant due to the size of the Fund and no excessive profits. In addition, the Trustees concluded that investment analysis done on behalf of the Fund may benefit some of the Adviser's other accounts, but investment ideas utilized in other accounts also may benefit the Fund.

Finally, the Trustees reviewed the Adviser's practices for monitoring compliance. Ms. Carlson, as Chief Compliance Officer, explained that monthly tests are performed to ensure the Fund is in compliance with IRS and SEC diversification requirements. Ms. Carlson is one of the founders of the Adviser and has been in the investment management business for more than 25 years. Her experience and background provide her with an understanding of the functions and requirements from the ground up. She stated that there was an SEC examination in January 2008; findings were reviewed at the previous meeting. Mr. Johnson confirmed there is no material litigation or administrative actions involving the Adviser or PC&J Service Corp.

Based upon the information provided, the Board concluded that the fees paid, and to be paid, to the Adviser pursuant to the Agreement was reasonable, that the overall arrangement provided under the terms of the Agreement was a reasonable business arrangement, and that the renewal of the Agreement was in the best interest of the Fund's shareholders. Therefore, the Agreement was renewed for an additional one year term.

PC&J  PRESERVATION  FUND
------------------------

ADDITIONAL INFORMATION
FOR THE SIX MONTHS ENDED JUNE 30, 2009
(UNAUDITED)



FUND  EXPENSES
As a shareholder of the Fund, you incur ongoing costs, including management fees and investment advisory fees. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period (January 1, 2009) and held for the six months ended June 30, 2009.
                                Actual Expenses
The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.
                  Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.





                          Beginning Account   Ending Account
                                Value              Value        Expenses Paid
                           January 1, 2009     June 30, 2009   During Period*

Actual                    $         1,000.00  $      1,078.47  $          5.67

Hypothetical (5% return   $         1,000.00  $      1,019.34  $          5.51
before expenses)




* Expenses are equal to the Fund's annualized expense ratio of 1.10%, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the current fiscal year.

PC&J  PRESERVATION  FUND
------------------------

ADDITIONAL INFORMATION (Concluded)
FOR THE SIX MONTHS ENDED JUNE 30, 2009
(UNAUDITED)

PORTFOLIO  CHARACTERISTICS




TYPE OF SECURITY                 % OF NET ASSETS
                                 ----------------
U.S. Agency Obligations                      4.5%
U.S. Corporate Obligations                  35.0
Taxable Municipal Obligations               31.5
Lease Assignments                            1.7
Warrants                                     1.6
Non-Convertible Preferred Stock              6.5
Exchange Traded Debt                         5.0
Investment Companies                        13.1
Other Assets Less Liabilities                1.1
Total                                      100.0%
                                 ----------------










A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted those proxies during the most recent 12-month period ended June 30 are available without charge: (1) upon request by calling toll free at (888) 223-0600 or (2) from the Fund's documents filed with the Securities and Exchange Commission ("SEC") on the SEC's website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the SEC's web site at www.sec.gov. The Fund's Forms N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained
by  calling   1-800-SEC-0330.

ITEM 2. CODE OF ETHICS.   Not Applicable

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.  Not Applicable

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.  Not Applicable

ITEM 5. AUDIT COMMITTEE OF LISTED COMPANIES.  Not applicable.

ITEM 6.  SCHEDULE OF INVESTMENTS.  Not applicable - schedule filed with Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END FUNDS. Not applicable.

ITEM 8.  PURCHASES OF EQUITY SECURITIES BY CLOSED-END FUNDS.  Not applicable.

ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of trustees.

ITEM 10.  CONTROLS AND PROCEDURES.

(a) Based on an evaluation of the registrant's disclosure controls and procedures as of July 17, 2009, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11.  EXHIBITS.

                                   SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PC&J Preservation Fund
----------------------

By
/s/
---
     Kathleen Carlson, Treasurer

Date     August 14, 2009
         ---------------





Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By
/s/
---
     James M. Johnson, President

Date     August 14, 2009
         ---------------

By
/s/
---
     Kathleen Carlson, Treasurer

Date     August 14, 2009
         ---------------